Statements of Cash flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net Income (Loss)	$ 110	$ 29,146	$ (50,448)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Share-based compensation expenses	5,078	6,241	21,517
Changes in current assets and liabilities:
Prepaid expenses and other receivables	2,257	4,719	(4,607)
Accrued expenses and other payables	1,914	(170,281)	156,175
Net cash used in operating activities	(23,914)	(114,885)	(32,297)
Cash flows from investing activities:
Net cash provided by (used in) investing activities	10,579	30,796	1,610
Cash flows from financing activities:
Proceeds from private placement			21,283
Net cash (used in) provided by financing activities	27,684	(7,981)	11,983
Cash and cash equivalents at beginning of year	26,861
Cash and cash equivalents at end of year	43,503	26,861
Parent Company
Cash flows from operating activities:
Net Income (Loss)	110	29,146	(50,448)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Share of net loss (profits) of subsidiaries, net of taxes	(9,792)	20,961	11,156
Share-based compensation expenses	5,078	6,241	21,517
Changes in current assets and liabilities:
Prepaid expenses and other receivables	(686)	837	417
Accrued expenses and other payables	(4,677)	(173,368)	9,445
Amount due to shareholders and other related companies	1,852	1,677	(3,791)
Net cash used in operating activities	(8,115)	(114,506)	(11,704)
Cash flows from investing activities:
(Increase) decrease in amount due from subsidiaries	7,202	114,933	(6,525)
Net cash provided by (used in) investing activities	7,202	114,933	(6,525)
Cash flows from financing activities:
Proceeds from private placement			15,437
Net cash (used in) provided by financing activities			15,437
Net decrease in cash and cash equivalents	(913)	427	(2,792)
Cash and cash equivalents at beginning of year	1,766	1,339	4,131
Cash and cash equivalents at end of year	$ 853	$ 1,766	$ 1,339